Share-Based Compensation	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
12.	Share-Based Compensation
Share Awards
On March 17, 2022, under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) the Company granted a total of 75,716 restricted shares, of which 12,019 were granted to the
Non-Executive
Chairman of the Board, 45,383 were granted to other
non-employee
directors and 18,314 were granted to the officers and employees of the Company. The weighted average value of all shares was $10.65 per share. The restricted shares granted to the
Non-Executive
Chairman and the
non-employee
directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on March 17, 2025, being the third anniversary of the grant date.
In March 2022, 29,295 shares that were previously granted to non-employee
directors under the 2013 Plan with a weighted average grant value of $10.26 per share, vested at a fair value of $311,992. In addition, 28,497 shares that were granted in 2019 to officers and employees of the Company, all of which had a weighted average grant value of $11.06, vested at a fair value of $312,612. In April 2022, two non-employee
directors resigned from the Board of the Company and the 11,538 restricted shares granted to them in March 2022 vested immediately upon their resignation at a fair value of $161,763.
On March 17, 2021, the Company granted 29,295 restricted shares under the 2013 Plan to non-employee
directors with a weighted average value of $10.26 per share. These restricted shares vested on the first anniversary of the grant date. On the same date the Company granted 20,048 restricted shares to the then Executive Chairman of the Board, which vested on December 31, 2021, and 35,920 restricted shares were granted to the officers and employees of the Company with a weighted average value of $10.26 per share. These restricted shares will vest on March 17, 2024, being the third anniversary of the grant date.
In March 2021, 30,380 shares that were previously granted to non-employee
directors under the 2013 Plan with a weighted average grant value of $7.90 per share, vested at a fair value of $295,294. In addition, 91,942 shares that were granted in 2018 to the then Chief Executive Officer and officers and employees of the Company, all of which had a weighted average grant value of $12.04, vested at a fair value of $893,676.
During the six months ended June 30, 2021, 7,595 shares awarded to a non-employee
director in 2020 at a value of $7.90 were forfeited.
Restricted share grant activity for the year ended December 31, 2021, and for the six months ended June 30, 2022, was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2021	306,242	$10.54	0.93 years
Granted	100,263	9.99
Vested	(286,895)	10.66
Forfeited	(16,123)	8.89

Balance as of December 31, 2021	103,487	$9.92	1.06 years
Granted	85,716	10.83
Vested	(69,330)	10.65
Forfeited	(2,006)	9.11

Balance as of June 30, 2022	117,867	$10.16	1.55 years

We account for forfeitures as they occur. Using the graded straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the unaudited condensed consolidated statement of operations over the period to the vesting date.
During the six months ended June 30, 2022, the Company recognized $475,692 in share-based
compensation costs relating to share grants (six months ended June 30, 2021: $575,849). As of June 30, 2022, there was a total of $857,827 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2021: $380,704) which are expected to be recognized over a weighted average period of 1.55 years (December 31, 2021: 1.06 years).
Share options
Share options issued under the 2013 Plan are exercisable between the third and tenth anniversary of the grant date, after which they lapse. The fair value of any option issued is calculated on the date of grant based on the Black-Scholes valuation model. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years. The risk-free rate is the rate adopted from the U.S. Government Zero Coupon Bond.
The movements in the current outstanding share options during the year ended December 31, 2021, and the six months ended June 30, 2022, was as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value

Balance as of January 1, 2021	339,936	21.40	$—
Post vesting cancellations during the year	(29,080)	20.45	—

Balance as of December 31, 2021	310,856	21.37	$—
Options issued during the period	10,000	9.24	—

Balance as of June 30, 2022	320,856	$20.48	$—

The weighted-average remaining contractual term of options outstanding and exercisable at June 30, 2022 was 2.40 years (December 31, 2021: 2.66 years). On April 4, 2022, 10,000 share options were granted at a fair value of $5.76 to an employee of the Company. During the six months ended June 30, 2022, the Company recognized a charge of $4,640 relating to options granted under the 2013 plan (six months ended June 30, 2021: a credit of $34,926 to share based compensation costs). At June 30, 2022, there was $52,960 of total unrecognized compensation costs related to non-vested
options under the 2013 Plan. This cost is expected to be recognized over a weighted average period of 2.76 years.
As of Jun
e
 30, 2022, there were 310,856 share options which had vested but had not been exercised. The weighted average exercise price of the share options exercisable as of June 30, 2022 and December 31, 2021, was $21.37.
The Company has an employee stock purchase plan in place which is a savings-related share scheme where certain employees have the option to buy common stock at a 15% discount to the share price at the grant date of July 9, 2021. The current scheme has a three year vesting period which will expire on July 9, 2024. No shares were issued since the inception of the scheme and under the Black-Scholes valuation model for the six months ended June 30, 2022, the Company recognized compensation costs of $33,418 relating to employee stock purchase plan (Six months ended June 30, 2021: nil).